Long term debt (Tables)	12 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Schedule of long term debt
Long term debt is as follows:

Current:
	March 31, 2013	March 31, 2012
Credit facilities (note 16(b))	$9,392	$10,000
Capital lease obligations (note 16(c))	12,017	4,402
	$21,409	$14,402
Long term:
	March 31, 2013	March 31, 2012
Credit facilities (note 16(b))	$35,850	$68,767
Capital lease obligations (note 16(c))	29,805	6,299
Series 1 Debentures (note 16(e))	225,000	225,000
	$290,655	$300,066

Schedule of credit facilities
Credit Facilities

	March 31, 2013	March 31, 2012
Term A Facility	$17,202	$20,950
Term B Facility	5,644	37,496
Total Term Facilities	$22,846	$58,446
Revolving Facility	22,396	20,321
Total credit facilities	$45,242	$78,767
Less: current portion of Term Facilities	(9,392)	(10,000)
	$35,850	$68,767

Schedule of future minimum lease payments due under capital leases
The minimum lease payments due in each of the next five fiscal years are as follows:

2014	$14,442
2015	13,490
2016	12,156
2017	6,887
2018	—
Subtotal:	$46,975
Less: amount representing interest	(5,153)
Present value of minimum lease payments	$41,822
Less: current portion	(12,017)
Long term portion	$29,805